Invesco PO Box 4333 Houston, TX 77210-4333 11 Greenway Plaza, Suite 1000 Houston, TX 77046 713 626 1919 www.invesco.com/us

December 20, 2016

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:

AIM International Mutual Funds (Invesco International Mutual Funds)

CIK No. 0000880859

Invesco Global Growth Fund, Invesco Global Opportunities Fund, Invesco International Companies Fund, Invesco International
Core Equity Fund and Invesco Select Opportunities Fund (the “Funds”)

Ladies and Gentlemen:

Enclosed for filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended, (the “1933 Act”) are exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in the supplements for the Funds as filed pursuant to Rule 497(e) under the 1933 Act on December 13, 2016 (Accession Number: 0001193125-16-791884).

Please contact the undersigned at (713) 214-7888, if you have any questions regarding this filing.

Very truly yours,

/s/ Peter Davidson

Peter Davidson

Assistant General Counsel